Loans and Related Allowace for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 1,722	$ 3,664
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,111	656
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	8,884	10,688
Financing Receivable, Recorded Investment, Past Due, Total	14,717	15,008
Financing Receivable, Recorded Investment, Current	262,783	274,673
Total loans	277,500	289,681	298,102
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,599	2,743
Commercial, financial and agricultural [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	30	220
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		2
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	191	30
Financing Receivable, Recorded Investment, Past Due, Total	221	252
Financing Receivable, Recorded Investment, Current	19,075	19,165
Total loans	19,296	19,417	19,911
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	191	30
Real estate - commercial [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	295	245
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	819	466
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,928	1,319
Financing Receivable, Recorded Investment, Past Due, Total	3,042	2,030
Financing Receivable, Recorded Investment, Current	66,145	58,744
Total loans	69,187	60,774	56,305
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	758	799
Real estate - construction [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	9	278
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	136	32
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,335	2,030
Financing Receivable, Recorded Investment, Past Due, Total	2,480	2,340
Financing Receivable, Recorded Investment, Current	15,612	15,168
Total loans	18,092	17,508	13,256
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	330	533
Real estate - mortgage [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,359	2,871
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	3,131	145
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	4,428	7,303
Financing Receivable, Recorded Investment, Past Due, Total	8,918	10,319
Financing Receivable, Recorded Investment, Current	144,204	166,225
Total loans	153,122	176,544	190,958
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,318	1,375
Obligations of state and political subdivisions [Member]
Financing Receivable, Recorded Investment, Current	12,769	8,780
Total loans	12,769	8,780	8,984
Personal [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	29	50
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	25	11
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2	6
Financing Receivable, Recorded Investment, Past Due, Total	56	67
Financing Receivable, Recorded Investment, Current	4,978	6,591
Total loans	5,034	6,658	8,688
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 2	$ 6